Analysis of bank and bond debt (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of bank and bond debt
Summary of borrowings

	Facility	Drawn at		Interest rate	Facility	Drawn at		Interest rate
	amount	year end	Headroom	at year end	amount	year end	Headroom	at year end
	2025	2025	2025	2025	2024	2024	2024	2024
	$m	$m	$m	%	$m	$m	$m	%
Current
$700m term Loan due October 2025 (repaid April 2025)	—	—	—	—	700	700	—	5.18
$50m term loan due May 2025 (ended April 2025)	—	—	—	—	50	—	50	0.21
Non-current
$1.0bn RCF due October 2029	1,000	—	1,000	0.14	1,000	—	1,000	0.14

	Bond interest	Effective hedged	Bond interest	Effective hedged
	coupon	interest rate	coupon	interest rate
	2025	2025	2024	2024
Current
€500m bond due May 2026	Fixed 0.875%	Fixed 2.73%	Fixed 0.875%	Fixed 2.72%
Non-current
€850m bond due June 2027	Fixed 3.875%	Fixed 4.81%	Fixed 3.875%	Fixed 5.05%
€600m bond due October 2028	Fixed 0.500%	Fixed 2.17%	Fixed 0.500%	Fixed 2.17%
€600m bond due June 2030[1]	Fixed 4.375%	Fixed 4.55%	Fixed 4.375%	Fixed 4.67%
£400m bond due June 2032[1]	Fixed 5.000%	Fixed 5.35%	Fixed 5.000%	Fixed 5.30%
$750m bond due April 2030[2]	Fixed 5.000%	Fixed 5.20%	—	—
$500m bond due April 2035[2]	Fixed 5.625%	Fixed 5.73%	—	—
Average cost of bond debt at year-end rates		4.38%		4.16%
1.	Bonds not in hedging relationship in 2024.
2.	Bonds not in hedging relationship in 2025.